Taxation (Details 5) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Deductible temporary differences
Employee benefit plan	SFr 99,162	SFr 143,271
Stock option plans	568	148,407
Total potential tax assets	99,730	291,678
Taxable unrecognized temporary differences
Property and equipment
Total unrecognized potential tax liabilities
Offsetting potential tax liabilities with potential tax assets
Net potential tax assets from temporary differences not recognized	99,730	291,678
Potential tax assets from loss carry-forwards not recognized	19,611,272	31,387,022
Total potential tax assets from loss carry-forwards and temporary differences not recognized	SFr 19,711,002	SFr 31,678,700